Employee benefit plans	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Employee benefit plans	Employee Benefit Plans
Employee Savings Plan
The Corporation has a defined contribution retirement savings plan (the “401(k) Plan”) covering eligible employees, which includes safe harbor matching contributions based on the amount of employees’ contributions to the 401(k) Plan. The Corporation contributes to the 401(k) Plan annually 100.0% of the first 4.0% compensation that is contributed by the employee up to 4.0% of eligible annual compensation. The Corporation’s service contributions to the 401(k) Plan amounted to approximately $0.3 million and $0.3 million for the three months ended September 30, 2021 and 2020, respectively, and $0.9 million and $1.0 million for the nine months ended September 30, 2021 and 2020, respectively, and are included in salaries and benefits on the Condensed Consolidated Statements of
Operations and Comprehensive Loss. The Corporation's cash match is invested pursuant to the participant's contribution direction. Employer contributions are immediately 100.0% vested.
Stock-based Compensation
The Corporation’s 2020 Equity Incentive Plan (the “2020 Plan”) and 2020 Management Incentive Plan (the “2020 MIP”) provide for grants of restricted stocks units (RSUs) and/or options to acquire shares of the Corporation’s common stock, par value $0.0001 per share, to employees, directors, officers, and consultants of the Corporation. During the nine months ended September 30, 2021, the Corporation approved the 2020 Plan and the 2020 MIP, and the Corporation’s 2014 Equity Incentive Plan (the “2014 Plan” and, collectively with the 2020 Plan and the 2020 MIP, the “Plans”) was retired.
The maximum number of shares of the Corporation’s common stock reserved for issuance over the term of the Plans, shares outstanding under the Plans, and shares remaining under the Plans, after giving effect to the Exchange Ratio, as of September 30, 2021, and December 31, 2020, were as follows:

September 30, 2021	Shares Authorized Under Plans	Shares Outstanding Under Plans	Shares Remaining Under Plans
2014 Plan	54,402,264	42,441,719	N/A
2020 Plan	30,641,401	1,782,986	28,858,415
2020 MIP	33,426,983	33,426,983	—

December 31, 2020	Shares Authorized Under Plan	Shares Outstanding Under Plan	Shares Remaining Under Plan
2014 Plan	54,402,264	36,557,759	17,844,505
Effective as of the closing of the Business Combination, the 2014 Plan terminated, at which time the outstanding awards previously granted thereunder were assumed by the Corporation, and no new awards are available for grant under the 2014 Plan. Shares that are expired, terminated, surrendered or canceled under the 2014 Plan without having been fully exercised are available for awards under the 2020 Plan. Shares may be issued from authorized but unissued Corporation stock.
The Plans are administered by the Talent and Compensation Committee of the Corporation’s Board of Directors (the “Compensation Committee”). The options are subject to the terms and conditions applicable to options granted under the Plans, as described in the applicable Plan and the applicable stock option grant agreement. The exercise prices, vesting and other restrictions applicable to the stock options are determined at the discretion of the Compensation Committee, except that the exercise price per share of incentive stock options may not be less than 100.0% of the fair value of a share of common stock on the date of grant. Stock options awarded under the Plans expire 10 years after the grant date. Incentive stock options and non-statutory options granted to employees, directors, officers and consultants of the Corporation typically vest over four or five years. RSU awards are subject to the terms and conditions set forth in the Plans and the applicable RSU grant agreement. Vesting and other restrictions applicable to RSU awards are determined at the discretion of the Compensation Committee. The number of shares of common stock subject to an RSU award is determined by dividing the cash value of an RSU award by the average closing price of a share of common stock for the 90 trading days ending on the date of grant, and such awards typically vest over four years from the grant date. The total estimated fair value is amortized as an expense over the requisite service period as approved by the Compensation Committee.
The Corporation granted options to purchase 1,937,968 shares of common stock during the nine months ended September 30, 2021. The Corporation recorded stock-based compensation expense for options, RSUs, performance restricted stock units (PRSUs) granted under the Plans and discounts offered in connection with the Corporation’s 2020 Employee Stock Purchase Plan (ESPP) of $46.8 million and $132.5 million during the three and nine months ended September 30, 2021, and such expenses are presented in salaries and benefits in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss. Compensation cost presented in salaries and benefits in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss were as follows:

Three Months Ended September 30,	2021	2020
	(in thousands)
Stock options	$1,665	$1,500
RSUs	17,396	—
PRSUs	27,675	—
ESPP	67	—
Total compensation cost recognized for stock-based compensation plans	$46,803	$1,500

Nine Months Ended September 30,	2021	2020
	(in thousands)
Stock options	$6,734	$4,949
RSUs	45,725	—
PRSUs	80,016	—
ESPP	67	—
Total compensation cost recognized for stock-based compensation plans	$132,542	$4,949
As of September 30, 2021, there was approximately $463.7 million of unrecognized stock-based compensation expense related to unvested stock options, RSUs, PRSUs, and the ESPP, estimated to be recognized over a period of 4.27 years. As of December 31, 2020, there was approximately $14.9 million of unrecognized stock-based compensation expense related to unvested stock options.
Stock Options
The assumptions that the Corporation used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted for the nine months ended September 30, 2021 and 2020, respectively, were as follows:

Nine Months Ended September 30,	2021	2020
Weighted-average risk-free interest rate	1.06%	0.84%
Expected term (in years)	6.06	4.66
Expected volatility	37.74%	34.60%
Expected dividend yield	—	—
A summary of option activity under the 2020 Plan during the nine months ended September 30, 2021 is as follows:

	Number of options	Weighted-average exercise price
Outstanding, January 1, 2021	—	$—
Granted during 2021	1,937,968	8.88
Exercised	—	—
Forfeited	(154,982)	8.87
Outstanding, September 30, 2021	1,782,986	$8.88
A summary of option activity under the 2014 Plan during the nine months ended September 30, 2021 is as follows:

	Number of options	Weighted-average exercise price
Outstanding, January 1, 2021	36,513,193	$2.26
Granted during 2021	—	—
Exercised	(3,843,472)	1.43
Forfeited	(974,874)	2.78
Outstanding, September 30, 2021	31,694,847	$2.29
The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Corporation’s common stock for those stock options that had exercise prices lower than the fair value of the Corporation’s common stock.
The weighted-average grant date fair value of stock options granted during the nine months ended September 30, 2021 and 2020 was $3.36 per share and $2.10 per share, respectively.
As of September 30, 2021, outstanding stock options, substantially all of which are expected to vest, had an aggregate intrinsic value of $160.1 million, and a weighted-average remaining contractual term of 7.03 years. As of September 30, 2021, there were 21,210,565 options exercisable under the Plan, with an aggregate intrinsic value of $109.0 million, a weighted-average exercise price of $2.26 per share, and a weighted-average remaining contractual term of 6.34 years. The total value of stock options exercised during the nine months ended September 30, 2021 and 2020, was $36.4 million and $1.6 million, respectively. Cash received from stock option exercises during the nine months ended September 30, 2021 and 2020, totaled $5.5 million and $1.0 million, respectively.
Pursuant to the terms of the applicable Plan and stock option award agreement, employees may exercise options at any time after grant while maintaining the original vesting period. The proceeds from exercise of unvested options are recorded as a liability until the option vests at which time the liability is reclassified to equity. If the employee terminates or otherwise forfeits an unvested option that has been exercised, the Corporation must redeem those shares at the original exercise price and remit payment of the forfeited portion of shares back to the employee.
Restricted Stock Units
A summary of total RSU activity for the nine months ended September 30, 2021, is presented below:

Nine Months Ended September 30, 2021
Granted	21,035,614
Released	(131,766)
Forfeited	(35,935)
Outstanding, September 30, 2021	20,867,913
The weighted-average grant date fair value of the RSUs was $14.77 per underlying share.
Performance Restricted Stock Units
The Corporation has granted PRSUs which become eligible to vest if prior to the vesting date the average closing price of one share of the Corporation’s common stock for ninety consecutive days equals or exceeds a specified price (the “Market PRSUs”). The grant date fair value of the Market PRSUs is recognized as expense over the vesting period under the accelerated attribution method and is not adjusted in future periods for the success or failure to achieve the specified market condition.
The weighted-average grant date fair value of Market PRSUs granted during the nine months ended September 30, 2021, was $9.58 per underlying share. There were no Market PRSUs granted prior to 2021. The grant date fair value of Market PRSUs was determined using a Monte Carlo simulation model that incorporated multiple valuation assumptions, including the probability of achieving the specified market condition and the following assumptions:

Nine Months Ended September 30, 2021
Expected volatility(1)	40.70%
Risk-free interest rate(2)	0.50
Dividend yield(3)	—
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(1) Expected volatility is based on a blend of peer group company historical data adjusted for the Corporation’s leverage.
(2) Risk-free interest rate based on U.S. Treasury yields with a term equal to the remaining Performance Period as of the grant date.
(3) Dividend yield was assumed to be zero as the Corporation does not anticipate paying dividends.
A summary of total PRSU activity for the nine months ended September 30, 2021, is presented below:

Nine Months Ended September 30, 2021
Granted	27,699,171
Non-vested at September 30, 2021	27,699,171
As of September 30, 2021, there was $185.4 million of unrecognized share-based compensation expense related to PRSUs, which is expected to be recognized over a period of 4.27 years.
2020 Employee Stock Purchase Plan
On October 5, 2020, SCH’s board of directors adopted, and on January 6, 2021, stockholders approved the ESPP. The ESPP provides a means by which eligible employees and/or eligible service providers of either the Corporation or designated related corporations and affiliates may be given an opportunity to purchase shares of Class A common stock at a 15.0% discount from the fair market value of the common stock as determined on a specific date at six-month intervals. Subject to adjustments provided in the ESPP, the maximum number of shares of common stock that may be purchased under the ESPP is 2,785,582 shares, and the maximum number of shares that may be purchased on any single purchase date by any one participant is 5,000 shares. As of September 30, 2021, 2,785,582 shares of Class A common stock were available for issuance under the ESPP.
On the first day of each fiscal year, beginning with the 2022 fiscal year and ending on (and including) the first day of the 2030 fiscal year, the calculation of the maximum number of ESPP shares shall include automatic increases in an amount equal to the lesser of (i) 1.0% of the total number of shares of Class A common stock outstanding on the last day of the calendar month prior to the date of such automatic increase, and (ii) such number of shares of Class A common stock as determined by the administrator of the ESPP; provided that the maximum number of shares of Class A common stock reserved under the ESPP shall not exceed 10.0% of the total outstanding capital stock of the Corporation (inclusive of the shares reserved under the ESPP) as of January 7, 2021, on an as-converted basis.
The initial offering period for the ESPP is five months, commencing on September 1, 2021, and ending on January 31, 2022. As of the date of this report, no shares of the Corporation’s common stock have been purchased or distributed pursuant to the ESPP.
The assumptions that the Corporation used in the Black-Scholes option-pricing model to determine the fair value of the purchase rights under the ESPP for the nine months ended September 30, 2021, were as follows:

Nine Months Ended September 30, 2021
Weighted-average risk-free interest rate	0.06%
Expected term (in years)	0.42
Expected volatility	147.42%
Equity warrants
In November 2016 and December 2017, the Corporation issued warrants to purchase 139,629 shares of the Corporation’s common stock at an exercise price of $2.61 per share, and 122,052 shares of the Corporation's common stock at an exercise price of $3.45 per share, respectively, as part of payment to certain providers for services provided to the Corporation. These warrants were automatically exercised in connection with the Business Combination. See Note 3 (Business Combination) for additional information. The total fair value of warrants vested during the nine months ended September 30, 2021 and 2020, was $0.0 million and $4.0 million, respectively.
A summary of activity relating to the warrants of the service providers during the nine months ended September 30, 2021 and 2020, respectively, is as follows:

	Number of warrants	Weighted-average exercise price
Outstanding, December 31, 2019	261,681	$3.00
Granted during 2020	—	—
Exercised	—	—
Forfeited	—	—
Outstanding, September 30, 2020	261,681	$3.00
Outstanding, December 31, 2020	261,681	$3.00
Granted during 2021	—	—
Exercised	(261,681)	3.00
Forfeited	—	—
Outstanding, September 30, 2021	—	$—
Employee benefit plans
Employee savings plan
The Corporation has a defined contribution retirement savings plan (the “401(k) Plan”) covering eligible employees, which includes matching contributions based on the amount of employees’ contributions to this plan. The Corporation contributes to the 401(k) Plan annually 100% of the first 4% of compensation that is contributed by the employee up to 4% of eligible annual compensation. The Corporation’s service contributions to the 401 (k) Plan amounted to approximately $1.2 million in 2020, and $1.3 million in 2019 and are included in salaries and benefits on the Consolidated Statements of Operations and Comprehensive Loss. The Corporation’s cash match is invested pursuant to the participant’s contribution direction. Employee contributions are immediately 100% vested.
Stock-based compensation
The Corporation’s 2014 Equity Incentive Plan (the Plan) grants options of common stock, par value $0.0001 per share, to employees, directors, officers and consultants of the Corporation. The maximum number of common shares reserved for issuance over the term of the Plan may not exceed 54,402,264 as of December 31, 2020, and 37,055,557 shares as of December 31, 2019. Shares that are expired, terminated, surrendered or canceled under the Plan without having been fully exercised will be available for future awards. As of December 31, 2020 and 2019, there were 36,557,759 and 28,189,475, respectively, outstanding options and common stock issued under the Plan, leaving 17,844,505 and 8,866,082 shares, respectively, remaining for future grants, assuming all stock options were granted. Shares may be issued from authorized but unissued Corporation stock.
The Plan is administered by the Board. The options will be subject to the terms and conditions applicable to options granted under the Plan, as described in the Plan and the applicable stock option grant agreement. The exercise prices, vesting and other restrictions are determined at the discretion of the Board, except that the exercise price per share of incentive stock options may not be less than 100% of the fair value of the common stock on the date of grant. Stock options awarded under the Plan expire ten years after the grant date. Vesting periods for awards under the Plan are determined at the discretion of the Board. Incentive stock options and non-statutory options granted to employees, directors, officers and consultants of the Corporation typically vest over five years. The stock options are presented on an as converted basis at the ratio of approximately 2.0681.
The Corporation granted options to purchase 14,386,426 and 8,828,538 shares of common stock during the years ended December 31, 2020 and 2019, respectively. The Corporation recorded stock-based compensation expense for options granted of $7.1 million and $3.3 million during years ended December 31, 2020 and 2019, respectively, presented in salaries and benefits in the accompanying Consolidated Statements of Operations and Comprehensive Loss. During the years ended December 31, 2020 and 2019, the Corporation granted no shares of restricted stock.
Stock option valuation
The assumptions that the Corporation used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted for the years ended December 31, 2020 and 2019, respectively, were as follows:

Year ended December 31,	2020	2019
Weighted-average risk-free interest rate	0.84%	1.95%
Expected term (in years)	4.68	6.29
Expected volatility	34.66%	28.37%
Expected dividend yield	0.00	0.00
A summary of option activity under the Plan, after reverse capitalization, during the years ended December 31, 2020 and 2019, respectively, is as follows:

	Number of options(1)	Weighted-average exercise price(1)
Outstanding, January 1, 2019	27,046,177	$1.31
Granted during 2019	8,828,538	1.99
Exercised	(916,527)	0.74
Forfeited	(6,768,713)	1.57
Outstanding, December 31, 2019	28,189,475	1.48
Granted during 2020	14,386,426	3.59
Exercised	(1,297,977)	1.53
Forfeited	(4,720,165)	1.88
Outstanding, December 31, 2020	36,557,759	$2.25
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(1)Amounts in the above table have been adjusted to reflect the exchange of Legacy Clover’s common stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the application of reverse capitalization. See Note 3 (Reverse Capitalization) for details.
The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Corporation’s common stock for those stock options that had exercise prices lower than the fair value of the Corporation’s common stock.
In February 2020, the Corporation granted 3,669,608 of non-qualified stock options which were determined to have implied market conditions attached to their vesting schedule. As such, these options are valued using a Monte Carlo valuation model to estimate each share’s fair value as of the grant date. The Monte Carlo valuation model uses multiple simulations to evaluate the probability of achieving certain stock prices, the outputs of which are utilized to determine the grant date fair value of these options. Based on the Monte Carlo simulation, the grant date fair value of these options was determined to be $1.18 and the Corporation recognized approximately $1.8 million in related stock compensation expense for the year ended December 31, 2020.
The weighted-average grant date fair value of stock options granted during the years ended December 31, 2020 and 2019 was $1.04 and $0.62 per share, respectively. As of December 31, 2020 and 2019, there was approximately $14.9 million and $9.0 million, respectively, of unrecognized stock-based compensation expense related to unvested stock options. The unrecognized stock-based compensation expense is estimated to be recognized over a period of 2.5 years as of December 31, 2020.
The total fair value of options vested during each of the years ended December 31, 2020 and 2019, was approximately $5.5 million and $3.5 million, respectively.
As of December 31, 2020, outstanding stock options, substantially all of which are expected to vest, had an aggregate intrinsic value of $445.3 million, and a weighted-average remaining contractual term of 7.75 years. As of
December 31, 2020, there were 19,333,153 options exercisable under the Plan, with an aggregate intrinsic value of $246.2 million, a weighted-average exercise price of $1.62, and a weighted-average remaining contractual term of 6.85 years. The total intrinsic value of stock options exercised during the years ended December 31, 2020 and 2019 was $5.8 million and $1.3 million, respectively. Cash received from stock option exercises during the years ended December 31, 2020 and 2019 totaled $2.1 million and $0.7 million, respectively.
Pursuant to the Plan agreement, employees may exercise options at any time while maintaining the original vesting period. The proceeds from exercise of unvested options are recorded as a liability until the option vests at which time the liability is reclassified to equity. If the employee terminates or otherwise forfeits an unvested option that has been exercised, the Corporation must redeem those shares at the original exercise price and remit payment of the forfeited portion of shares back to the employee.
Equity warrants
The Corporation entered into two separate scopes of work with a service provider to provide services to the Corporation. As part of the payment for the services, the Corporation issued warrants in November 2016 and December 2017. The warrants were issued to purchase 139,629 shares of common stock at an exercise price of $2.61 per share, and 122,052 shares of common stock at an exercise price of $3.45 per share. The warrants are exercisable comprising the vesting portion at any time up to and including the earlier of (a) the consummation of an Initial Public Offering (IPO); (b) the consummation of a transaction or series of related transactions that is deemed to constitute a liquidation, dissolution or winding up of the Corporation including a change in control or (c) on the 10 year anniversary of the date of issuance (the expiration date). The warrants are being recorded as equity awards, and compensation expense was recognized over the vesting period.
As of December 31, 2020, there were 261,681 warrants exercisable under the Plan, substantially all of which are expected to vest, with an aggregate intrinsic value of $4.6 million, a weighted-average exercise price of $3.00 and a weighted-average remaining contractual term of 6.34 years. The total fair value of warrants vested during each of the years ended December 31, 2020 and 2019, was approximately $7.0 million and $0.9 million, respectively. As a result of the Merger Agreement, the warrants automatically convert into common stock based on the merger event with SCH. See Note 26 (Subsequent events) for additional information related to the Merger Agreement.
A summary of warrant activity during the years ended December 31, 2020 and 2019, respectively, is as follows:

	Number of warrants	Weighted-average exercise price
Outstanding, January 1, 2019	261,681	$3.00
Granted during 2019	—
Exercised	—
Forfeited	—
Outstanding, December 31, 2019	261,681	3.00
Granted during 2020	—
Exercised	—
Forfeited	—
Outstanding, December 31, 2020	261,681	$3.00